UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22692

American Funds College Target Date Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Steven I. Koszalka

American Funds College Target Date Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds College Target Date Series®
American Funds College 2033 Fund®
Investment portfolio
July 31, 2016
unaudited
Fund investments Growth funds 17%	Shares	Value (000)
EuroPacific Growth Fund, Class R-6	278,372	$12,967
The Growth Fund of America, Class R-6	391,154	16,933
		29,900
Growth-and-income funds 63%
Capital World Growth and Income Fund, Class R-6	660,474	29,900
Fundamental Investors, Class R-6	558,663	29,899
International Growth and Income Fund, Class R-6	734,924	21,357
The Investment Company of America, Class R-6	699,843	25,628
		106,784
Equity-income and Balanced funds 5%
American Funds Global Balanced Fund, Class R-6	281,197	8,543
Fixed income funds 15%
Capital World Bond Fund, Class R-6	418,580	8,564
U.S. Government Securities Fund, Class R-6	1,198,323	17,064
		25,628
Total investment securities 100% (cost: $166,120,000)		170,855
Other assets less liabilities 0%		(148)
Net assets 100%		$170,707
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$4,735
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	4,735
Cost of investment securities	166,120
American Funds College Target Date Series — American Funds College 2033 Fund — Page 1 of 8

American Funds College 2030 Fund®
Investment portfolio
July 31, 2016
unaudited
Fund investments Growth funds 12%	Shares	Value (000)
EuroPacific Growth Fund, Class R-6	452,062	$21,057
The Growth Fund of America, Class R-6	1,770,485	76,644
		97,701
Growth-and-income funds 49%
Capital World Growth and Income Fund, Class R-6	2,073,728	93,878
Fundamental Investors, Class R-6	1,331,181	71,245
International Growth and Income Fund, Class R-6	2,585,257	75,127
The Investment Company of America, Class R-6	3,105,277	113,715
Washington Mutual Investors Fund, Class R-6	896,592	36,877
		390,842
Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	2,541,703	77,217
Fixed income funds 29%
The Bond Fund of America, Class R-6	5,480,837	72,183
Capital World Bond Fund, Class R-6	1,911,797	39,115
U.S. Government Securities Fund, Class R-6	8,320,351	118,482
		229,780
Total investment securities 100% (cost: $779,488,000)		795,540
Other assets less liabilities 0%		(316)
Net assets 100%		$795,224
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$22,477
Gross unrealized depreciation on investment securities	(6,425)
Net unrealized appreciation on investment securities	16,052
Cost of investment securities	779,488
American Funds College Target Date Series — American Funds College 2030 Fund — Page 2 of 8

American Funds College 2027 Fund®
Investment portfolio
July 31, 2016
unaudited
Fund investments Growth funds 6%	Shares	Value (000)
The Growth Fund of America, Class R-6	958,058	$41,474
Growth-and-income funds 42%
American Mutual Fund, Class R-6	1,236,654	46,140
Capital World Growth and Income Fund, Class R-6	858,979	38,886
International Growth and Income Fund, Class R-6	2,131,166	61,932
The Investment Company of America, Class R-6	1,699,438	62,233
Washington Mutual Investors Fund, Class R-6	1,910,830	78,592
		287,783
Equity-income and Balanced funds 12%
American Funds Global Balanced Fund, Class R-6	2,768,814	84,117
Fixed income funds 40%
American Funds Mortgage Fund, Class R-6	3,622,074	37,271
The Bond Fund of America, Class R-6	10,700,418	140,925
Capital World Bond Fund, Class R-6	1,000,847	20,477
U.S. Government Securities Fund, Class R-6	5,576,800	79,414
		278,087
Total investment securities 100% (cost: $673,265,000)		691,461
Other assets less liabilities 0%		(299)
Net assets 100%		$691,162
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$22,682
Gross unrealized depreciation on investment securities	(4,486)
Net unrealized appreciation on investment securities	18,196
Cost of investment securities	673,265
American Funds College Target Date Series — American Funds College 2027 Fund — Page 3 of 8

American Funds College 2024 Fund®
Investment portfolio
July 31, 2016
unaudited
Fund investments Growth-and-income funds 30%	Shares	Value (000)
American Mutual Fund, Class R-6	3,633,163	$135,554
International Growth and Income Fund, Class R-6	1,660,950	48,267
Washington Mutual Investors Fund, Class R-6	1,953,100	80,331
		264,152
Equity-income and Balanced funds 17%
American Funds Global Balanced Fund, Class R-6	2,590,814	78,709
The Income Fund of America, Class R-6	3,566,846	77,436
		156,145
Fixed income funds 53%
American Funds Mortgage Fund, Class R-6	13,191,082	135,736
The Bond Fund of America, Class R-6	16,351,391	215,348
Intermediate Bond Fund of America, Class R-6	5,356,119	73,272
U.S. Government Securities Fund, Class R-6	3,713,845	52,885
		477,241
Total investment securities 100% (cost: $878,613,000)		897,538
Other assets less liabilities 0%		(408)
Net assets 100%		$897,130
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2016 (000)
American Funds Mortgage Fund, Class R-6	8,338,313	4,852,769	—	13,191,082	$1,532	$135,736
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$23,980
Gross unrealized depreciation on investment securities	(5,055)
Net unrealized appreciation on investment securities	18,925
Cost of investment securities	878,613
American Funds College Target Date Series — American Funds College 2024 Fund — Page 4 of 8

American Funds College 2021 Fund®
Investment portfolio
July 31, 2016
unaudited
Fund investments Growth-and-income funds 13%	Shares	Value (000)
American Mutual Fund, Class R-6	3,455,531	$128,926
Equity-income and Balanced funds 14%
The Income Fund of America, Class R-6	6,789,593	147,402
Fixed income funds 73%
American Funds Mortgage Fund, Class R-6	24,306,388	250,113
The Bond Fund of America, Class R-6	16,545,204	217,900
Intermediate Bond Fund of America, Class R-6	21,448,859	293,420
		761,433
Total investment securities 100% (cost: $1,013,076,000)		1,037,761
Other assets less liabilities 0%		(525)
Net assets 100%		$1,037,236
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2016 (000)
American Funds Mortgage Fund, Class R-6	16,791,055	7,515,333	—	24,306,388	$2,988	$250,113
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$24,686
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	24,686
Cost of investment securities	1,013,075
American Funds College Target Date Series — American Funds College 2021 Fund — Page 5 of 8

American Funds College 2018 Fund®
Investment portfolio
July 31, 2016
unaudited
Fund investments Equity-income and Balanced funds 7%	Shares	Value (000)
The Income Fund of America, Class R-6	2,914,310	$63,270
Fixed income funds 93%
American Funds Mortgage Fund, Class R-6	25,399,870	261,365
The Bond Fund of America, Class R-6	9,478,855	124,837
Intermediate Bond Fund of America, Class R-6	24,144,467	330,296
Short-Term Bond Fund of America, Class R-6	15,934,613	159,505
		876,003
Total investment securities 100% (cost: $922,508,000)		939,273
Other assets less liabilities 0%		(541)
Net assets 100%		$938,732
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2016 (000)
American Funds Mortgage Fund, Class R-6	21,428,459	3,971,410	—	25,399,870	$3,369	$261,365
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$16,765
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	16,765
Cost of investment securities	922,508
American Funds College Target Date Series — American Funds College 2018 Fund — Page 6 of 8

American Funds College Enrollment Fund®
Investment portfolio
July 31, 2016
unaudited
Fund investments Fixed income funds 100%	Shares	Value (000)
American Funds Mortgage Fund, Class R-6	12,758,728	$131,287
Intermediate Bond Fund of America, Class R-6	11,196,530	153,168
Short-Term Bond Fund of America, Class R-6	15,301,551	153,169
		437,624
Total investment securities 100% (cost: $436,424,000)		437,624
Other assets less liabilities 0%		(294)
Net assets 100%		$437,330
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2016 (000)
American Funds Mortgage Fund, Class R-6	12,287,755	1,530,949	1,059,976	12,758,728	$1,760	$131,287
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,262
Gross unrealized depreciation on investment securities	(78)
Net unrealized appreciation on investment securities	1,184
Cost of investment securities	436,440
American Funds College Target Date Series — American Funds College Enrollment Fund — Page 7 of 8

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2016, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-800-0916O-S54046	American Funds College Target Date Series — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS COLLEGE TARGET DATE SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: September 28, 2016

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: September 28, 2016